Offerings - Offering: 1	Jul. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of Pinnacle West Capital Corporation (the "Registrant") on Form S-3ASR (File No. 333-277448) filed on February 28, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.